Financial risk - Counterparty credit exposures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Derivative financial instruments - assets	$ 68,159	$ 10,805
Derivative financial liabilities	(33,761)	(28,455)
Derivatives
Disclosure of financial assets [line items]
Notional value	1,733,454	943,931
Derivative financial instruments - assets	68,159	10,805
Derivative financial liabilities	(33,761)	(28,455)
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Notional value	368,711	60,000
Derivative financial instruments - assets	483	1,282
Derivative financial liabilities	(544)	(538)
Currency swap contract [member]
Disclosure of financial assets [line items]
Notional value	1,175,570	883,931
Derivative financial instruments - assets	45,806	9,523
Derivative financial liabilities	(33,217)	$ (27,917)
Forward contract [member]
Disclosure of financial assets [line items]
Notional value	189,173
Derivative financial instruments - assets	21,870
Derivative financial liabilities	$ 0
Guarantees and other financial credit enhancements
Disclosure of financial assets [line items]
Coverage ratio on loan portfolio	12.00%	12.00%